Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Deferred tax assets, bermuda economic transition adjustment	$ 90,000,000
Effective income tax rate reconciliation, percent	(4.20%)	22.20%	0.50%
Net operating loss carryforwards	$ 37,600,000	$ 43,000,000.0
Corporate interest restriction carryforwards	100,000	1,500,000
Valuation allowance	$ 2,200,000	2,200,000
Electronic transfer account, deferred tax asset expected utilization period	15 years
Electronic transfer account, deferred tax asset expected utilization percent	0.99
Unrecognized tax benefits that would impact effective tax rate	$ 75,000,000	0
Domestic Tax Authority | Her Majesty's Revenue and Customs (HMRC)
Income Tax Examination [Line Items]
Income tax examination, interest accrued	0	0	$ 200,000
United Kingdom
Income Tax Examination [Line Items]
Net operating loss carryforwards	149,000,000	175,800,000
Corporate interest restriction carryforwards	$ 400,000	$ 5,900,000